Organization and Basis of Presentation (Details 3) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in diluted loss per share		22,619,527
Warrants outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in diluted loss per share	5,746,133
Options vested and outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in diluted loss per share
Convertible debt and notes payable including accrued interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in diluted loss per share	63,810,242	22,619,527